UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2014
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------

              COMMON STOCKS -- 75.0%
              ELECTRIC UTILITIES -- 20.0%
      92,111  American Electric Power Co., Inc.    $   4,495,938
     183,395  Duke Energy Corp.                       12,951,355
     202,104  Emera, Inc. (CAD)                        5,692,483
     145,378  Fortis, Inc. (CAD)                       3,996,834
      81,918  ITC Holdings Corp.                       8,478,513
     200,097  NextEra Energy, Inc.                    18,394,917
     308,273  Northeast Utilities                     13,502,357
     101,223  NRG Yield, Inc., Class A                 3,941,624
     446,620  Southern (The) Co.                      18,418,609
                                                   -------------
                                                      89,872,630
                                                   -------------
              GAS UTILITIES -- 6.5%
      55,953  Atmos Energy Corp.                       2,686,304
     113,779  Laclede Group (The), Inc.                5,221,318
     326,908  Questar Corp.                            7,623,495
     320,303  UGI Corp.                               13,897,947
                                                   -------------
                                                      29,429,064
                                                   -------------
              MULTI-UTILITIES -- 12.9%
      94,837  ATCO Ltd., Class I (CAD)                 4,245,632
     149,352  Canadian Utilities Ltd.,
                 Class A (CAD)                         5,082,326
     160,125  CMS Energy Corp.                         4,449,874
     227,830  Dominion Resources, Inc.                15,471,935
     140,694  National Grid PLC, ADR                   9,114,157
     177,075  NiSource, Inc.                           6,086,068
      46,251  SCANA Corp.                              2,186,285
      24,051  Sempra Energy                            2,229,768
     209,361  Wisconsin Energy Corp.                   8,933,434
                                                   -------------
                                                      57,799,479
                                                   -------------
              OIL, GAS & CONSUMABLE FUELS -- 35.6%
   1,242,663  Enbridge Energy Management,
                 LLC (a)                              35,092,803
     400,266  Enbridge Income Fund
                 Holdings, Inc. (CAD)                  8,880,425
     203,228  Enbridge, Inc.                           8,533,544
     358,248  Inter Pipeline Ltd. (CAD)                8,909,961
      38,172  Keyera Corp. (CAD)                       2,262,044
     446,077  Kinder Morgan Management, LLC (a)       33,674,353
     499,301  Kinder Morgan, Inc.                     16,981,227
     161,739  Pembina Pipeline Corp. (CAD)             5,551,768
     319,253  Spectra Energy Corp.                    11,477,145
     300,211  TransCanada Corp.                       13,041,166
     375,224  Williams (The) Cos., Inc.               15,192,820
                                                   -------------
                                                     159,597,256
                                                   -------------
              TOTAL COMMON STOCKS -- 75.0%           336,698,429
              (Cost $323,315,140)                  -------------


UNITS         DESCRIPTION                              VALUE
----------------------------------------------------------------

              MASTER LIMITED PARTNERSHIPS -- 24.4%
              GAS UTILITIES -- 1.9%
     151,032  AmeriGas Partners, L.P.              $   6,473,231
      48,202  Suburban Propane Partners, L.P.          2,135,349
                                                   -------------
                                                       8,608,580
                                                   -------------
              OIL, GAS & CONSUMABLE FUELS -- 22.5%
      20,850  Access Midstream
                 Partners, L.P.                        1,168,643
      38,392  Alliance Holdings GP, L.P.               2,400,652
     117,173  Alliance Resource
                 Partners, L.P.                        9,655,055
     158,409  El Paso Pipeline Partners, L.P.          5,197,399
     124,312  Energy Transfer Equity, L.P.             5,186,297
     123,549  Energy Transfer Partners, L.P.           6,858,205
     106,352  Enterprise Products
                 Partners, L.P.                        7,059,646
      80,209  EQT Midstream Partners, L.P.             4,989,000
     140,446  Holly Energy Partners, L.P.              4,544,833
      70,981  Magellan Midstream
                 Partners, L.P.                        4,717,397
      65,293  Natural Resource Partners,
                 L.P.                                  1,029,018
      67,470  NGL Energy Partners, L.P.                2,360,775
     129,528  ONEOK Partners, L.P.                     6,713,436
      13,605  Phillips 66 Partners, L.P.                 509,235
     109,526  Plains All American
                 Pipeline, L.P.                        5,529,968
     148,064  Spectra Energy Partners, L.P.            6,559,235
     138,604  TC PipeLines, L.P.                       6,447,858
     269,919  Teekay LNG Partners, L.P.               10,923,622
     159,086  TransMontaigne Partners, L.P.            6,974,330
      43,892  Williams Partners, L.P.                  2,198,989
                                                   -------------
                                                     101,023,593


              TOTAL MASTER LIMITED
                 PARTNERSHIPS -- 24.4%               109,632,173
              (Cost $96,504,385)                   -------------

              TOTAL INVESTMENTS -- 99.4%             446,330,602
              (Cost $419,819,525) (b)
              NET OTHER ASSETS AND
                  LIABILITIES -- 0.6%                  2,523,354
                                                   -------------

              NET ASSETS -- 100.0%                 $ 448,853,956
                                                   =============


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JANUARY 31, 2014 (UNAUDITED)


(a)   Non-income producing security which pays in-kind distributions.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,613,216 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,102,139.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*        $ 336,698,429    $     --      $     --
Master Limited
  Partnerships*         109,632,173          --            --
                      ------------------------------------------
Total Investments     $ 446,330,602    $     --      $     --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.


Page 2          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are currently offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker EMLP on the NYSE Arca, Inc.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2014 (UNAUDITED)


      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:


            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 88.8%

                AEROSPACE & DEFENSE -- 1.7%
$      200,000  Alliant Techsystems, Term Loan B .......................     3.50%       11/13/20    $      201,334
       236,735  Beechcraft Holdings LLC, Term Loan .....................     5.75%       02/14/20           237,327
       298,489  Booz Allen Hamilton, Inc., Refinance Tranche B .........     3.75%       07/31/19           299,701
       296,528  DynCorp International, Inc., Term Loan .................     6.25%       07/07/16           297,826
     1,494,969  Transdigm, Inc., Term Loan C ...........................     3.75%       02/28/20         1,504,133
                                                                                                     --------------
                                                                                                          2,540,321
                                                                                                     --------------

                AGRICULTURAL PRODUCTS -- 0.5%
       746,869  Pinnacle Operating Corp., Term Loan B ..................     4.75%       11/15/18           750,603
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 0.4%
       400,000  Level 3 Financing, Inc., Term Loan B ...................     4.00%       01/15/20           402,416
       248,747  Telesat Canada, U.S. Term Loan B2 ......................     3.50%       03/28/19           250,068
                                                                                                     --------------
                                                                                                            652,484
                                                                                                     --------------

                APPAREL RETAIL -- 0.5%
       297,744  Collective Brands, Inc., Term Loan .....................     7.25%       10/09/19           299,233
       498,750  Neiman Marcus Group (The), Inc., Term Loans ............     5.00%       10/25/20           504,246
                                                                                                     --------------
                                                                                                            803,479
                                                                                                     --------------

                APPLICATION SOFTWARE -- 2.3%
       490,855  Eagle Parent, Inc., Term Loan B2 .......................     4.00%       05/16/18           493,462
       474,527  Flexera Software LLC, Term Loan ........................     5.00%       03/13/19           476,899
       200,000  Genesys, Delayed Draw Term Loan ........................     4.50%       10/21/20           200,250
       100,000  Genesys, Incremental Term Loan .........................     4.50%       10/21/20           100,125
     1,220,919  Infor (U.S.), Inc., Tranche B-5 Term Loan ..............     3.75%       06/03/20         1,223,715
       700,000  Mitchell International, Inc., Initial Term Loan ........     4.50%       10/12/20           706,706
        49,875  Triple Point Technology, Inc., Term Loan B .............     5.25%       07/10/20            45,636
       250,000  Verint Systems, Inc., Incremental Term Loan ............     3.50%       09/06/19           250,313
                                                                                                     --------------
                                                                                                          3,497,106
                                                                                                     --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.9%
       389,333  Hamilton Lane Advisors LLC, Term Loan ..................     5.25%       02/28/18           390,793
     1,000,000  Nuveen Investments, Inc., Term Loan B, First Lien ......     4.15%       05/13/17           997,390
                                                                                                     --------------
                                                                                                          1,388,183
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 0.9%
       392,206  ASP HHI Acquisition Co., Inc., Term Loan ...............     5.00%       10/05/18           394,982
       548,615  Metaldyne LLC, USD Term Loan ...........................     5.00%       12/18/18           552,043
       398,000  Tower Automotive Holdings USA LLC, Term Loan B .........     4.00%       04/23/20           399,743
                                                                                                     --------------
                                                                                                          1,346,768
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                AUTOMOBILE MANUFACTURERS -- 0.3%
$      496,183  Chrysler Group LLC, Term Loan B ........................     3.50%       05/24/17    $      497,176
                                                                                                     --------------

                AUTOMOTIVE RETAIL -- 0.1%
        99,750  Britax U.S. Holdings, Term Loan B, First Lien ..........     4.50%       10/15/20           100,280
                                                                                                     --------------

                BIOTECHNOLOGY -- 0.2%
       247,534  Grifols, Inc., U.S. Term Loan B ........................     4.25%       06/01/17           249,256
                                                                                                     --------------

                BROADCASTING -- 3.6%
       888,617  Clear Channel Communications, Inc., Term Loan B ........     3.80%       01/29/16           865,593
       261,383  Clear Channel Communications, Inc., Term Loan D ........     6.90%       01/30/19           253,486
       457,989  Hubbard Radio LLC, Term Loan 1 .........................     4.50%       04/29/19           459,327
       500,000  Media General, Inc., Term Loan B .......................     4.25%       07/31/20           503,960
        47,500  Mission Broadcasting, Inc., Term Loan B2 ...............     3.75%       10/01/20            47,648
       497,487  NEP/NCP Holdco, Inc., Delayed Draw Term Loan ...........     4.25%       01/31/20           498,731
       500,000  NEP/NCP Holdco, Inc., Incremental Term Loan ............     4.25%       01/31/20           500,625
     2,243,109  Univision Communications, Inc., Term Loan C4,
                   First Lien ..........................................     4.00%       03/01/20         2,255,020
                                                                                                     --------------
                                                                                                          5,384,390
                                                                                                     --------------

                BUILDING PRODUCTS -- 1.1%
       348,246  Apex Tool Group LLC, Term Loan .........................     4.50%       01/31/20           349,659
     1,332,729  Quikrete Holdings, Inc., Initial Term Loan, First Lien .     4.00%       09/28/20         1,342,445
                                                                                                     --------------
                                                                                                          1,692,104
                                                                                                     --------------

                CASINOS & GAMING -- 8.2%
     2,743,125  Bally Technologies, Term Loan B ........................     4.25%       11/25/20         2,762,848
     2,100,000  Caesars Entertainment Operating Co., Inc., Term
                   Loan B...............................................     7.00%       10/11/20         2,123,373
       500,000  Caesars Entertainment Operating Co., Inc., Term
                   Loan B6..............................................     5.49%       01/28/18           480,415
     2,385,714  CityCenter Holdings LLC, Term Loan B, First Lien .......     5.00%       10/16/20         2,412,554
       746,250  Pinnacle Entertainment, Inc., Term Loan B2 .............     3.75%       08/13/20           749,608
       498,750  ROC Finance LLC, Term Loan B ...........................     5.00%       06/20/19           486,595
     2,550,000  Scientific Games International, Inc., Initial Term Loan      4.25%       10/18/20         2,560,633
       796,615  Station Casinos, Inc., Term Loan B .....................     5.00%       03/02/20           804,183
                                                                                                     --------------
                                                                                                         12,380,209
                                                                                                     --------------

                COAL & CONSUMABLE FUELS -- 0.3%
       497,481  Arch Coal, Inc., Term Loan .............................     6.25%       05/16/18           492,258
                                                                                                     --------------

                COMMERCIAL PRINTING -- 0.4%
       531,308  Southern Graphic Systems, Term Loan ....................     4.25%       10/17/19           535,293
                                                                                                     --------------

                COMMUNICATIONS EQUIPMENT -- 1.5%
     1,994,348  Alcatel-Lucent USA, Inc., Term Loan C ..................     4.50%       01/30/19         2,011,300
       200,000  Mitel Networks, Term Loan B ............................     5.25%       11/10/19           201,250
                                                                                                     --------------
                                                                                                          2,212,550
                                                                                                     --------------


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                COMPUTER HARDWARE -- 0.7%
$      202,846  Dell, Inc., Term Loan B ................................     4.50%       04/29/20    $      201,809
       807,422  Dell, Inc., Term Loan C ................................     3.75%       10/29/18           806,413
                                                                                                     --------------
                                                                                                          1,008,222
                                                                                                     --------------

                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.2%
       250,000  Navistar, Inc., Term Loan B ............................     5.75%       08/17/17           253,282
                                                                                                     --------------

                CONSUMER FINANCE -- 1.4%
       297,750  Altisource Solutions S.a r.l., Term Loan B .............     4.50%       12/09/20           299,983
       398,000  Home Loan Servicing Solutions Ltd., Initial Term Loan...     4.50%       06/26/20           404,468
       297,750  Ocwen Loan Servicing LLC, Initial Term Loan ............     5.00%       02/15/18           300,230
     1,102,035  Walter Investment Management Corp., Tranche B Term
                   Loans................................................     4.75%       12/18/20         1,109,474
                                                                                                     --------------
                                                                                                          2,114,155
                                                                                                     --------------

                DISTRIBUTORS -- 1.5%
     1,494,943  HD Supply, Inc., Term Loan .............................     4.50%       10/12/17         1,500,534
       598,500  MRC Global, Term Loan ..................................     5.00%       11/08/19           605,419
       229,600  WESCO Distribution, Inc., Term Loan B1 .................     3.75%       12/12/19           230,863
                                                                                                     --------------
                                                                                                          2,336,816
                                                                                                     --------------

                DIVERSIFIED CHEMICALS -- 2.6%
     2,750,000  Huntsman International LLC, Term Loan B ................     3.75%       10/31/20         2,754,290
       952,045  Ineos U.S. Finance LLC, Term Loan ......................     4.00%       05/04/18           955,786
       248,085  Univar, Inc., Term Loan B ..............................     5.00%       06/30/17           246,478
                                                                                                     --------------
                                                                                                          3,956,554
                                                                                                     --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.4%
       598,492  Starwood Property Trust, Inc., Term Loan ...............     3.50%       04/19/20           597,655
                                                                                                     --------------

                DIVERSIFIED REITS -- 0.5%
       808,957  IStar Financial, Inc., Term Loan .......................     4.50%       10/15/17           812,832
                                                                                                     --------------

                EDUCATION SERVICES -- 1.5%
     2,243,079  Bright Horizons Family Solutions LLC, Term Loan B ......     4.00%       01/30/20         2,253,353
                                                                                                     --------------

                ELECTRIC UTILITIES -- 0.1%
       300,000  Texas Competitive Electric Holdings Co. LLC (TXU),
                   Non-Extended Term Loan ..............................     3.74%       10/10/14           210,717
                                                                                                     --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.7%
       215,514  EnergySolutions LLC, Term Loan .........................     6.75%       08/15/16           217,626
       800,000  WTG Holdings III Corp., Term Loan, First Lien ..........     4.75%       01/15/21           805,664
                                                                                                     --------------
                                                                                                          1,023,290
                                                                                                     --------------

                FOOD RETAIL -- 0.3%
       416,667  ARG IH Corp., Term Loan ................................     5.00%       11/15/20           420,183
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE EQUIPMENT -- 1.6%
$      189,050  Biomet, Inc., Dollar Term Loan B2 ......................  3.65%-3.75%    07/25/17      $    190,126
       745,483  DJO Finance LLC, Term Loan B ...........................     4.75%       09/15/17           750,701
       402,948  Hologic, Inc., Refinancing Term Loan B .................     3.75%       08/01/19           405,410
        48,750  Ikaria Acquisition, Inc., Term Loan B ..................     7.25%       07/03/18            48,842
       497,498  Kinetic Concepts, Inc., Dollar Term Loan E1 ............     4.00%       05/04/18           500,980
       487,500  Onex Carestream Finance LP, Term Loan, First Lien ......     5.00%       06/07/19           494,110
                                                                                                     --------------
                                                                                                          2,390,169
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 1.8%
       800,000  CHS/Community Health Systems, Inc., Term Loan D ........     4.25%       01/27/21           808,304
       477,870  Select Medical Corp., Series C, Term Loan B ............     4.00%       06/01/18           480,260
       668,335  Surgical Care Affiliates LLC, Class B Extended
                   Term Loan ...........................................     4.25%       12/29/17           669,170
       580,831  Surgical Care Affiliates LLC, Class C Incremental
                   Term Loan ...........................................     4.25%       06/30/18           582,283
       248,125  United Surgical Partners International, Inc., Term
                   Loan B ..............................................     4.75%       04/03/19           249,443
                                                                                                     --------------
                                                                                                          2,789,460
                                                                                                     --------------

                HEALTH CARE SERVICES -- 2.0%
       500,000  CHG Buyer Corp., Term Loan, First Lien .................     4.25%       11/19/19           503,750
       745,538  Envision Healthcare Corp., Initial Term Loan ...........     4.00%       05/25/18           749,161
       250,000  Gentiva Health Services, Inc., Initial Term Loan C .....     5.75%       10/18/18           249,688
       497,494  Healogics, Inc., Term Loan B, First Lien ...............     5.25%       02/05/19           499,051
       332,496  Heartland Dental Care LLC, Incremental Term Loan .......     5.50%       12/21/18           334,677
       748,125  U.S. Renal Care, Inc., Term Loan B .....................     4.25%       07/03/19           753,736
                                                                                                     --------------
                                                                                                          3,090,063
                                                                                                     --------------

                HEALTH CARE SUPPLIES -- 0.8%
       256,410  1-800 Contacts, Term Loan B ............................     4.25%       02/15/21           257,051
       356,530  ConvaTec, Inc., Term Loan B ............................     4.00%       12/22/16           360,541
       545,785  Sage Products Holdings III LLC, Replacement Term Loan,
                   First Lien ..........................................     4.25%       12/13/19           548,176
                                                                                                     --------------
                                                                                                          1,165,768
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY -- 1.0%
       250,000  Healthport (CT Tech), Term Loan B ......................     5.25%       10/04/19           251,095
       748,092  TriZetto Group, Inc. (TZ Merger Sub, Inc.), Term Loan ..     4.75%       05/02/18           743,416
       496,872  VCPH Holdings/Wolverine Healthcare Analytics, Inc.
                   (Truven), Term Loan B ...............................     4.50%       05/31/19           497,761
                                                                                                     --------------
                                                                                                          1,492,272
                                                                                                     --------------

                HOME ENTERTAINMENT SOFTWARE -- 1.1%
     1,714,063  Activision Blizzard, Term Loan .........................     3.25%       10/12/20         1,725,495
                                                                                                     --------------

                HOMEFURNISHING RETAIL -- 1.5%
     2,226,250  Serta Simmons Holdings LLC, Term Loan B ................     4.25%       10/01/19         2,244,149
                                                                                                     --------------

                HOTELS, RESORTS & CRUISE LINES -- 2.1%
     1,000,000  Four Seasons, Term Loan ................................     3.50%       06/27/20         1,004,380


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOTELS, RESORTS & CRUISE LINES - (CONTINUED)
$    2,178,947  Hilton Worldwide, Initial Term Loan ....................     3.75%       10/25/20    $    2,191,520
                                                                                                     --------------
                                                                                                          3,195,900
                                                                                                     --------------

                HYPERMARKETS & SUPER CENTERS -- 2.1%
     2,929,066  BJ's Wholesale Club, Inc., Replacement Loan, First
                   Lien ................................................     4.50%       09/26/19         2,954,344
       232,246  BJ's Wholesale Club, Inc., Replacement Term Loan,
                   Second Lien .........................................     8.50%       03/26/20           238,731
                                                                                                     --------------
                                                                                                          3,193,075
                                                                                                     --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.6%
     2,416,667  Calpine Corp., Delayed Term Loan .......................     4.00%       10/31/20         2,440,833
                                                                                                     --------------

                INDUSTRIAL CONGLOMERATES -- 0.4%
       299,250  Gardner Denver, Inc., Initial Dollar Term Loan .........     4.25%       07/30/20           298,762
       375,000  Southwire Co., Term Loan B .............................     3.50%       12/20/20           374,063
                                                                                                     --------------
                                                                                                            672,825
                                                                                                     --------------

                INDUSTRIAL MACHINERY -- 0.3%
       500,000  Husky Injection Molding Systems Ltd., Term Loan ........     4.25%       06/30/18           502,815
                                                                                                     --------------

                INSURANCE BROKERS -- 1.4%
       444,508  Amwins Group LLC, Term Loan, First Lien ................     5.00%       09/06/19           447,620
       884,060  Confie Seguros Holding II Co., Term Loan B, First
                   Lien.................................................     5.75%       11/09/18           884,723
       473,813  HUB International Ltd., Term Loan B ....................     4.75%       10/02/20           478,849
       348,248  USI, Inc., Initial Term Loan ...........................     4.25%       12/27/19           350,686
                                                                                                       -------------
                                                                                                          2,161,878
                                                                                                       -------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.6%
       497,103  Avaya, Inc., Term Loan B3 ..............................     4.73%       10/26/17           485,451
     1,896,500  Cincinnati Bell Inc., Term Loan B ......................     4.00%       09/10/20         1,905,186
                                                                                                     --------------
                                                                                                          2,390,637
                                                                                                     --------------

                LEISURE PRODUCTS -- 0.2%
       290,770  Live Nation Entertainment, Inc., Term Loan B1 ..........     3.50%       08/16/20           292,043
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 2.9%
     1,346,224  Immucor, Inc., Term Loan B2 ............................     5.00%       08/19/18         1,355,755
     1,000,000  inVentiv Health, Inc., Consolidated Term Loan ..........     7.50%       08/04/16           996,000
     1,957,355  Quintiles Transnational Corp., Term Loan B3 ............     3.75%       06/08/18         1,962,718
                                                                                                     --------------
                                                                                                          4,314,473
                                                                                                     --------------

                MANAGED HEALTH CARE -- 0.6%
       968,268  MultiPlan, Inc., Term Loan B1 ..........................     4.00%       08/26/17           974,562
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                METAL & GLASS CONTAINERS -- 1.4%
$      666,667  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                   S.A.), Dollar Term Loan .............................     4.25%       12/17/19    $      668,753
       250,000  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                   S.A.), Term Loan B, First Lien ......................     4.00%       12/17/19           250,625
        50,000  Filtration Group Corp., Initial Term Loan, Second
                   Lien ................................................     8.25%       11/22/21            51,250
     1,086,478  Filtration Group Corp., Term Loan, First Lien ..........     4.50%       11/20/20         1,097,343
                                                                                                     --------------
                                                                                                          2,067,971
                                                                                                     --------------

                MOVIES & ENTERTAINMENT -- 0.6%
       746,244  Alpha Topco Ltd., New Facility B (USD) .................     4.50%       04/30/19           754,639
        50,000  Lions Gate Entertainment Corp., Term Loan ..............     5.00%       07/19/20            49,750
       100,000  TWCC Holding Corp., Term Loan, Second Lien .............     7.00%       06/26/20           100,750
                                                                                                     --------------
                                                                                                            905,139
                                                                                                     --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.3%
       423,938  Fieldwood Energy LLC, Closing Date Loan ................     3.88%       09/28/18           426,481
                                                                                                     --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.3%
     2,091,821  First Data Corp., Extended Term Loan ...................     4.16%       03/31/21         2,086,591
       563,587  Guggenheim Partners Investment Management Holdings LLC,
                   Initial Term Loan ...................................     4.25%       07/22/20           569,640
       592,605  MoneyGram International, Inc., Term Loan ...............     4.25%       03/27/20           597,607
       479,056  National Financial Partners Corp., Term Loan B .........     5.25%       07/01/20           482,797
     1,000,000  SAM Finance Lux S.a r.l, Dollar Term Loan ..............     4.25%       12/17/20         1,003,440
       248,125  Transfirst Holdings, Inc., Term Loan B1, First Lien ....     4.75%       12/27/17           248,281
                                                                                                     --------------
                                                                                                          4,988,356
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 4.2%
        79,124  Bellisio Foods, Inc., Delayed Draw Term Loan ...........     5.25%       08/01/19            79,124
       109,556  Bellisio Foods, Inc., Term Loan B ......................     5.25%       08/01/19           109,556
       995,000  Blue Buffalo Co. Ltd., Term Loan B3 ....................     4.00%       08/08/19         1,004,124
       521,441  Boulder Brands, Inc., Term Loan ........................     5.00%       07/09/20           523,829
       400,000  Del Monte Consumer Products, Term Loan B ...............     4.25%       01/26/21           401,376
       297,733  Ferrara Candy Co., Term Loan B .........................     7.50%       06/06/18           284,335
     2,493,734  H. J. Heinz Co., Term Loan B2 ..........................     3.50%       06/05/20         2,516,976
       436,406  JBS USA LLC, Incremental Term Loan .....................     3.75%       09/18/20           434,770
       997,231  New HB Acquisition LLC, Term Loan B ....................     6.75%       04/09/20         1,034,627
                                                                                                     --------------
                                                                                                          6,388,717
                                                                                                     --------------

                PAPER PACKAGING -- 0.4%
       300,000  Exopack Holding Corp., Term Loan B .....................     5.25%       04/30/19           303,999
       248,744  Reynolds Group Holdings, Inc., Incremental U.S. Term
                   Loan ................................................     4.00%       12/01/18           251,388
                                                                                                     --------------
                                                                                                            555,387
                                                                                                     --------------

                PHARMACEUTICALS -- 4.2%
       227,273  Akorn, Inc., Term Loan B ...............................     4.50%       08/27/20           228,977
       540,674  Endo Pharmaceuticals Holdings, Inc., Term Loan B .......     4.00%       06/17/18           542,252


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS - (CONTINUED)

$      600,000  Endo Pharmaceuticals Holdings, Inc., Term Loan B .......     3.25%       12/12/20    $      601,500
       499,394  IMS Health, Inc., Dollar Term Loan B1 ..................     3.75%       09/01/17           502,830
       375,000  Jazz Pharmaceuticals, Inc., Term Loan 2 ................     3.25%       06/12/18           376,219
     1,743,715  Par Pharmaceutical Cos., Inc., Term Loan B1 ............     4.25%       09/30/19         1,747,534
       600,000  Patheon, Inc., Term Loan B .............................     4.25%       01/31/21           598,500
       400,000  Salix Pharmaceuticals, Ltd., Term Loan .................     4.25%       01/02/20           404,400
     1,388,612  Valeant Pharmaceuticals International, Inc., Series E
                   Term Loan B .........................................     3.75%       08/05/20         1,402,276
                                                                                                     --------------
                                                                                                          6,404,488
                                                                                                     --------------

                PROPERTY & CASUALTY INSURANCE -- 0.4%
       396,992  Cunningham Lindsey U.S., Inc., Initial Term Loan,
                   First Lien ..........................................     5.00%       12/10/19           396,329
       142,143  Sedgwick Claims Management Services, Inc., Term Loan B,
                   First Lien ..........................................     4.25%       06/12/18           143,121
       125,000  Sedgwick Claims Management Services, Inc., Term Loan B,
                   Second Lien .........................................     8.00%       12/12/18           127,031
                                                                                                     --------------
                                                                                                            666,481
                                                                                                     --------------

                PUBLISHING -- 3.0%
     1,250,000  Mergermarket Group, Term Loan B ........................     4.50%       02/15/21         1,251,563
     3,300,000  Tribune Co., Initial Term Loan .........................     4.00%       12/27/20         3,291,057
                                                                                                     --------------
                                                                                                          4,542,620
                                                                                                     --------------

                RESEARCH & CONSULTING SERVICES -- 1.6%
       299,250  Acosta, Inc., Term Loan B ..............................     4.25%       03/03/18           301,309
        26,000  Advantage Sales & Marketing, Inc., Other Term Loan,
                   Second Lien .........................................     8.25%       06/17/18            26,341
     1,248,744  Advantage Sales & Marketing, Inc., Term Loan, First
                   Lien ................................................     4.25%       12/18/17         1,255,437
       415,679  Information Resources, Inc., Term Loan .................     4.75%       09/30/20           419,491
       400,000  Redtop Acquisitions Ltd., Initial Dollar Term Loan,
                   First Lien ..........................................     4.50%       12/03/20           402,832
                                                                                                     --------------
                                                                                                          2,405,410
                                                                                                     --------------

                RESTAURANTS -- 0.5%
       719,831  Focus Brands, Inc., Refinancing Term Loan, First Lien ..     4.25%       02/21/18           720,731
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.8%
       254,120  Garda World Security Corp., Delayed Draw Term Loan B ...     4.00%       11/06/20           255,233
       995,370  Garda World Security Corp., Term Loan B ................     4.00%       10/18/20           999,730
                                                                                                     --------------
                                                                                                          1,254,963
                                                                                                     --------------

                SEMICONDUCTORS -- 1.4%
     1,145,116  Freescale Semiconductor, Inc., Term Loan B4 ............     5.00%       03/01/20         1,153,704
       907,725  Freescale Semiconductor, Inc., Term Loan B5 ............     5.00%       01/15/21           918,581
                                                                                                     --------------
                                                                                                          2,072,285
                                                                                                     --------------

                SPECIALIZED CONSUMER SERVICES -- 2.2%
     2,564,162  Asurion LLC, Incremental Term Loan B1 ..................     4.50%       05/24/19         2,562,572


                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALIZED CONSUMER SERVICES - (CONTINUED)
$      750,000  Spin Holdco, Inc., Initial Term Loan, First Lien .......     4.25%       11/14/19    $      756,248
                                                                                                     --------------
                                                                                                          3,318,820
                                                                                                     --------------

                SPECIALIZED FINANCE -- 1.7%
       486,696  AlixPartners LLP, Term Loan B2 .........................     4.00%       07/10/20           489,437
     1,387,985  Duff & Phelps Corp., Initial Term Loan .................     4.50%       04/23/20         1,390,303
       690,385  Fly Funding II S.a.r.l, Term Loan ......................     4.50%       08/09/19           698,151
                                                                                                     --------------
                                                                                                          2,577,891
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 1.0%
       796,494  Axalta Coating Systems Dutch Holding B B.V. & Axalta
                   Coating Systems U.S. Holdings, Inc., Term Loan B ....     4.00%       02/01/20           802,635
       259,811  AZ Chem U.S., Inc., Term Loan ..........................     5.25%       12/22/17           262,085
       398,000  Tata Chemicals North America, Term Loan ................     3.75%       08/07/20           398,995
                                                                                                     --------------
                                                                                                          1,463,715
                                                                                                     --------------

                STEEL -- 1.8%
     2,739,612  FMG Resources Pty. Ltd., Term Loan .....................     4.25%       06/30/19         2,768,159
                                                                                                     --------------

                SYSTEMS SOFTWARE -- 3.6%
       225,806  Applied Systems, Inc., Initial Term Loan, First Lien ...     4.25%       01/25/21           227,925
       225,000  Applied Systems, Inc., Initial Term Loan, Second Lien ..     7.50%       01/14/22           230,063
       995,000  Blue Coat Systems, Inc., Term Loan .....................     4.50%       05/31/19           999,040
     2,738,889  BMC Software Finance, Inc., Initial US Term Loan .......     5.00%       09/10/20         2,734,616
       488,196  Vertafore, Inc., Term Loan .............................     4.25%       10/03/19           491,614
       776,100  Websense, Inc., Term Loan, First Lien ..................     4.50%       06/25/20           778,040
                                                                                                     --------------
                                                                                                          5,461,298
                                                                                                     --------------

                TIRES & RUBBER -- 0.3%
       500,000  Goodyear Tire & Rubber (The) Co., Term Loan, Second
                   Lien ................................................     4.75%       04/30/19           504,555
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       386,832  Syniverse Holdings, Inc., Term Loan B ..................     4.00%       04/23/19           388,526
                                                                                                     --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS..........................................     134,427,929
                (Cost $133,982,485)                                                                  --------------


  PRINCIPAL                                                                 STATED        STATED
    VALUE                                DESCRIPTION                        COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS -- 7.8%

                AEROSPACE & DEFENSE -- 0.2%
       250,000  Gencorp, Inc. ..........................................     7.13%       03/15/21           269,375
                                                                                                     --------------

                APPLICATION SOFTWARE -- 0.1%
        62,000  Audatex North America, Inc. (c).........................     6.13%       11/01/23            64,480


Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED        STATED
    VALUE                                DESCRIPTION                        COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                APPLICATION SOFTWARE (CONTINUED)
$       63,000  Audatex North America, Inc. (c).........................     6.00%       06/15/21    $       65,992
                                                                                                     --------------
                                                                                                            130,472
                CABLE & SATELLITE -- 0.3%
       500,000  CCO Holdings LLC / CCO Holdings Capital Corp. ..........     6.50%       04/30/21           525,000
                                                                                                     --------------

                CASINOS & GAMING -- 0.3%
       500,000  Caesars Entertainment Resort Properties LLC (c).........     8.00%       10/01/20           521,250
                                                                                                     --------------

                CONSUMER FINANCE -- 0.2%
       300,000  Nationstar Mortgage LLC / Nationstar Capital Corp. .....     6.50%       07/01/21           283,500
                                                                                                     --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.2%
       250,000  KB Home ................................................     7.00%       12/15/21           265,625
                                                                                                     --------------

                EQUIPMENT LEASING -- 0.4%
       600,000  BlueLine Rental Finance Corp. (c).......................     7.00%       02/01/19           621,750
                                                                                                     --------------

                HEALTH CARE EQUIPMENT -- 0.5%
        83,000  Alere, Inc. ............................................     6.50%       06/15/20            85,697
       300,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................    10.50%       11/01/18           346,500
       250,000  Kinetic Concepts, Inc. / KCI USA, Inc.  ................    12.50%       11/01/19           285,000
                                                                                                     --------------
                                                                                                            717,197
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 2.9%
     1,000,000  CHS/Community Health Systems, Inc. (c)..................     6.88%       02/01/22         1,026,875
     1,000,000  CHS/Community Health Systems, Inc. .....................     8.00%       11/15/19         1,102,500
       500,000  HCA Holdings, Inc. .....................................     7.75%       05/15/21           550,000
     1,000,000  Select Medical Corp. ...................................     6.38%       06/01/21         1,008,750
       170,000  Tenet Healthcare Corp. (c)..............................     6.00%       10/01/20           179,244
       250,000  Tenet Healthcare Corp. .................................     8.13%       04/01/22           273,437
       250,000  Vantage Oncology LLC / Vantage Oncology Finance Co. (c).     9.50%       06/15/17           257,500
                                                                                                     --------------
                                                                                                          4,398,306
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.4%
       625,000  T-Mobile USA, Inc. .....................................     6.73%       04/28/22           658,594
                                                                                                     --------------

                LEISURE PRODUCTS -- 0.1%
        75,000  Live Nation Entertainment, Inc. (c).....................     7.00%       09/01/20            81,750
                                                                                                     --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
        63,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (c)....................................     6.13%       03/01/22            64,575
                                                                                                     --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.3%
       500,000  Icahn Enterprises LP / Icahn Enterprises Finance
                   Corp. (c)............................................     6.00%       08/01/20           520,625
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 0.1%
       125,000  Post Holdings, Inc. (c).................................     6.75%       12/01/21           131,250
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED        STATED
    VALUE                                DESCRIPTION                        COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                PAPER PACKAGING -- 0.3%
$      500,000  Reynolds Group Holdings, Inc. ..........................     5.75%       10/15/20    $      513,750

                PHARMACEUTICALS -- 0.3%
       400,000  Par Pharmaceutical Cos., Inc. ..........................     7.38%       10/15/20           424,000

                RESTAURANTS -- 0.2%
       300,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                   Rock International LLC (c)...........................     5.88%       05/15/21           297,000
                                                                                                     --------------

                SEMICONDUCTORS -- 0.1%
        85,000  Freescale Semiconductor, Inc. (c).......................     6.00%       01/15/22            88,612
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 0.5%
       750,000  Hexion U.S. Finance Corp. ..............................     6.63%       04/15/20           781,875
                                                                                                     --------------

                TIRES & RUBBER -- 0.2%
       250,000  Goodyear Tire & Rubber (The) Co. .......................     6.50%       03/01/21           267,813
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
       250,000  Sprint Corp. (c)........................................     7.25%       09/15/21           270,313
                                                                                                     --------------

                TOTAL CORPORATE BONDS..............................................................      11,832,632
                (Cost $11,639,216)                                                                   --------------

FOREIGN CORPORATE BONDS -- 1.0%

                DIVERSIFIED CHEMICALS -- 0.4%
       550,000  INEOS Group Holdings SA (c).............................     6.13%       08/15/18           561,000
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 0.1%
        62,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (c).............................................     6.25%       01/31/19            62,852
                                                                                                     --------------

                PHARMACEUTICALS -- 0.2%
       300,000  Capsugel SA (c) (d).....................................     7.00%       05/15/19           306,938
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.3%
       500,000  Garda World Security Corp. (c)..........................     7.25%       11/15/21           515,625
                                                                                                     --------------

                TOTAL FOREIGN CORPORATE BONDS....................................................         1,446,415
                (Cost $1,419,763)                                                                    --------------

                TOTAL INVESTMENTS -- 97.6%.......................................................       147,706,976
                (Cost $147,041,464) (e)
                NET OTHER ASSETS AND LIABILITIES -- 2.4%.........................................         3,598,311
                                                                                                     --------------
                NET ASSETS -- 100.0%.............................................................    $  151,305,287
                                                                                                     ==============


Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

---------------------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2014. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2014, securities noted as such amounted to $5,637,631 or 3.7% of net assets.

(d) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $910,255 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $244,743.


---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments ):

                                                                              LEVEL 2          LEVEL 3
                                               TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
                                            01/31/2014        PRICES          INPUTS            INPUTS
                                           --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interest*        $  134,427,929   $         --   $  134,427,929      $     --
Corporate Bonds*                           $   11,832,632   $         --   $   11,832,632      $     --
Foreign Corporate Bonds*                   $    1,446,415   $         --   $    1,446,415      $     --
                                           --------------   ------------   --------------   --------------
Total Investments                          $  147,706,976   $         --   $  147,706,976      $     --
                                           ==============   ============   ==============   ==============


* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.



                See Notes to Quarterly Portfolio of Investments          Page 11

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are currently offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker FTSL on The NASDAQ(R) Stock Market, LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.


(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2014 (UNAUDITED)

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014 is included with the Fund's Portfolio of Investment.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2014 (UNAUDITED)

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of January 31, 2014.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January 31, 2014.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------
CORPORATE BONDS -- 76.5%

                AEROSPACE & DEFENSE -- 1.1%
$      100,000  Alliant Techsystems, Inc. (a)...........................     5.25%       10/01/21    $     101,250
       900,000  GenCorp, Inc. (b).......................................     7.13%       03/15/21          969,750
       100,000  Kratos Defense & Security Solutions, Inc. (b)...........    10.00%       06/01/17          107,500
                                                                                                     -------------
                                                                                                         1,178,500
                                                                                                     -------------

                AGRICULTURAL PRODUCTS -- 0.6%
       625,000  Pinnacle Operating Corp. (a)............................     9.00%       11/15/20          675,000
                                                                                                     -------------

                AIRLINES -- 1.0%
     1,060,000  United Continental Holdings, Inc. ......................     6.38%       06/01/18        1,116,975
                                                                                                     -------------

                ALTERNATIVE CARRIERS -- 0.8%
       900,000  DigitalGlobe, Inc.(b)...................................     5.25%       02/01/21          888,750
                                                                                                     -------------

                ALUMINUM -- 0.7%
       695,000  Aleris International, Inc. (b)..........................     7.63%       02/15/18          735,831
                                                                                                     -------------

                APPLICATION SOFTWARE -- 2.3%
       400,000  ACI Worldwide, Inc. (a) (b).............................     6.38%       08/15/20          419,000
       625,000  Audatex North America, Inc. (a) (b).....................     6.00%       06/15/21          654,687
       125,000  Audatex North America, Inc. (a).........................     6.13%       11/01/23          130,000
       400,000  Epicor Software Corp. ..................................     8.63%       05/01/19          436,000
       600,000  Infor US, Inc. (b)......................................     9.38%       04/01/19          678,000
       250,000  Nuance Communications, Inc. (a).........................     5.38%       08/15/20          245,625
                                                                                                     -------------
                                                                                                         2,563,312
                                                                                                     -------------

                AUTO PARTS & EQUIPMENT -- 0.7%
       425,000  American Axle & Manufacturing, Inc. (b).................     7.75%       11/15/19          484,500
       250,000  Dana Holding Corp. .....................................     5.38%       09/15/21          252,500
                                                                                                     -------------
                                                                                                           737,000
                                                                                                     -------------

                AUTOMOBILE MANUFACTURERS -- 0.9%
       900,000  Chrysler Group LLC / CG Co-Issuer, Inc. (b) ............     8.25%       06/15/21        1,013,625
                                                                                                     -------------

                AUTOMOTIVE RETAIL -- 0.1%
       100,000  Sonic Automotive, Inc. .................................     5.00%       05/15/23           94,500
                                                                                                     -------------

                BROADCASTING -- 4.5%
     2,200,000  Gray Television, Inc. ..................................     7.50%       10/01/20        2,359,500
       812,000  Nexstar Broadcasting, Inc. .............................     6.88%       11/15/20          870,870
       495,000  Sinclair Television Group, Inc. ........................     5.38%       04/01/21          492,525
       900,000  Sinclair Television Group, Inc. ........................     6.38%       11/01/21          936,000
       300,000  Univision Communications, Inc. (a)......................     5.13%       05/15/23          300,000
                                                                                                     -------------
                                                                                                         4,958,895
                                                                                                     -------------

                BUILDING PRODUCTS -- 1.1%
       500,000  Allegion US Holding Co., Inc. (a) (b)...................     5.75%       10/01/21          518,750
       125,000  American Builders & Contractors Supply Co., Inc. (a)....     5.63%       04/15/21          126,562
       300,000  BC Mountain LLC / BC Mountain Finance, Inc. (a) (b).....     7.00%       02/01/21          309,000


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------
CORPORATE BONDS (CONTINUED)

                BUILDING PRODUCTS (CONTINUED)
$      250,000  Unifrax I LLC / Unifrax Holding Co. (a) (b).............     7.50%       02/15/19    $     263,750
                                                                                                     -------------
                                                                                                         1,218,062
                                                                                                     -------------

                CABLE & SATELLITE -- 3.4%
       200,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b)...     5.25%       03/15/21          195,250
     1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. ..........     6.50%       04/30/21        1,575,000
     1,500,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................     6.38%       09/15/20        1,541,250
       500,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a) (b)........................................     5.13%       12/15/21          472,500
                                                                                                     -------------
                                                                                                         3,784,000
                                                                                                     -------------

                CASINOS & GAMING -- 4.4%
       500,000  Caesars Entertainment Resort Properties LLC / Caesars
                   Entertainment Resort Prope (a).......................    11.00%       10/01/21          518,750
       125,000  Churchill Downs, Inc. (a)...............................     5.38%       12/15/21          126,562
     2,100,000  MGM Resorts International (b) ..........................     7.75%       03/15/22        2,373,000
       400,000  Pinnacle Entertainment, Inc. (b)........................     7.50%       04/15/21          435,500
       750,000  PNK Finance Corp. (a)...................................     6.38%       08/01/21          772,500
       635,000  Station Casinos LLC (b).................................     7.50%       03/01/21          679,450
                                                                                                     -------------
                                                                                                         4,905,762
                                                                                                     -------------

                COMMERCIAL PRINTING -- 0.3%
       325,000  Cenveo Corp. (b)........................................     8.88%       02/01/18          323,375
                                                                                                     -------------

                COMMODITY CHEMICALS -- 1.1%
     1,150,000  Tronox Finance LLC (b)..................................     6.38%       08/15/20        1,170,125
                                                                                                     -------------

                COMMUNICATIONS EQUIPMENT -- 0.6%
       700,000  Alcatel-Lucent USA, Inc. (a) (b)........................     6.75%       11/15/20          721,000
                                                                                                     -------------

                CONSUMER FINANCE -- 1.1%
       125,000  Nationstar Mortgage LLC / Nationstar Capital Corp. .....     6.50%       08/01/18          126,875
       500,000  Nationstar Mortgage LLC / Nationstar Capital Corp. (b)..     6.50%       07/01/21          472,500
       150,000  Nationstar Mortgage LLC / Nationstar Capital Corp. .....     6.50%       06/01/22          139,875
       500,000  Walter Investment Management Corp. (a)..................     7.88%       12/15/21          508,750
                                                                                                     -------------
                                                                                                         1,248,000
                                                                                                     -------------

                DISTRIBUTORS -- 0.2%
       200,000  WESCO Distribution, Inc. (a)............................     5.38%       12/15/21          201,500
                                                                                                     -------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 1.2%
     1,250,000  KB Home ................................................     7.00%       12/15/21        1,328,125
                                                                                                     -------------

                DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.6%
       325,000  iStar Financial, Inc. (b)...............................     9.00%       06/01/17          383,500
       250,000  iStar Financial, Inc. ..................................     4.88%       07/01/18          252,500
                                                                                                     -------------
                                                                                                           636,000
                                                                                                     -------------

                EQUIPMENT LEASING -- 1.5%
   1,600,000    BlueLine Rental Finance Corp. (a).......................     7.00%       02/01/19        1,658,000


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------
CORPORATE BONDS (CONTINUED)

                FOOD DISTRIBUTORS -- 0.4%
$      388,000  KeHE Distributors LLC / KeHE Finance Corp. (a)..........     7.63%       08/15/21    $     412,008
                                                                                                     -------------

                HEALTH CARE EQUIPMENT -- 2.5%
       300,000  Alere, Inc. (b).........................................     8.63%       10/01/18          324,000
       334,000  Alere, Inc. (b).........................................     6.50%       06/15/20          344,855
       350,000  DJO Finance LLC / DJO Finance Corp. (b).................     7.75%       04/15/18          359,625
       750,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................    10.50%       11/01/18          866,250
       750,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................    12.50%       11/01/19          855,000
                                                                                                     -------------
                                                                                                         2,749,730
                                                                                                     -------------

                HEALTH CARE FACILITIES -- 10.4%
     2,225,000  CHS/Community Health Systems, Inc. (b)..................     8.00%       11/15/19        2,453,062
     1,000,000  CHS/Community Health Systems, Inc. (a)..................     6.88%       02/01/22        1,026,875
       845,000  HCA Holdings, Inc. (b)..................................     6.25%       02/15/21          902,038
     1,000,000  HCA Holdings, Inc. .....................................     7.75%       05/15/21        1,100,000
       270,000  HealthSouth Corp. (b)...................................     7.75%       09/15/22          297,675
     1,000,000  LifePoint Hospitals, Inc. (a)...........................     5.50%       12/01/21        1,020,000
     2,000,000  Select Medical Corp. ...................................     6.38%       06/01/21        2,017,500
       500,000  Tenet Healthcare Corp. (a)..............................     6.00%       10/01/20          527,187
     1,750,000  Tenet Healthcare Corp. .................................     8.13%       04/01/22        1,914,063
       250,000  Vantage Oncology LLC (a)................................     9.50%       06/15/17          257,500
                                                                                                     -------------
                                                                                                        11,515,900
                                                                                                     -------------

                HEALTH CARE TECHNOLOGY -- 0.3%
       305,000  MedAssets, Inc. ........................................     8.00%       11/15/18          330,163
                                                                                                     -------------

                HOME ENTERTAINMENT SOFTWARE -- 0.5%
       375,000  Activision Blizzard, Inc. (a) (b).......................     5.63%       09/15/21          389,062
       125,000  Activision Blizzard, Inc. (a) (b).......................     6.13%       09/15/23          130,625
                                                                                                     -------------
                                                                                                           519,687
                                                                                                     -------------

                HOMEFURNISHING RETAIL -- 0.3%
       150,000  Serta Simmons Holdings LLC (a)..........................     8.13%       10/01/20          163,125
       200,000  Tempur Sealy International, Inc. (b)....................     6.88%       12/15/20          219,750
                                                                                                     -------------
                                                                                                           382,875
                                                                                                     -------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.8%
       444,000  Calpine Corp. (a).......................................     7.50%       02/15/21          487,290
       555,000  Calpine Corp. (a) (b)...................................     7.88%       01/15/23          614,662
       250,000  GenOn Energy, Inc. (b) .................................     9.50%       10/15/18          270,000
     1,109,000  NRG Energy, Inc. .......................................     7.88%       05/15/21        1,217,128
       500,000  NRG Energy, Inc. (a)....................................     6.25%       07/15/22          502,500
                                                                                                     -------------
                                                                                                         3,091,580
                                                                                                     -------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.1%
       575,000  Cincinnati Bell, Inc. (b)...............................     8.38%       10/15/20          624,593
       150,000  T-Mobile USA, Inc. (a)..................................     5.25%       09/01/18          158,813
       560,000  T-Mobile USA, Inc. .....................................     6.73%       04/28/22          590,100
       400,000  Windstream Corp. (b)....................................     7.75%       10/15/20          426,000
       500,000  Windstream Corp. .......................................     7.75%       10/01/21          527,500
                                                                                                     -------------
                                                                                                         2,327,006
                                                                                                     -------------


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------
CORPORATE BONDS (CONTINUED)

                IT CONSULTING & OTHER SERVICES -- 0.4%
$      400,000  West Corp. (b)..........................................     7.88%       01/15/19    $     432,500
                                                                                                     -------------

                LEISURE FACILITIES -- 0.9%
       500,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                   Management Corp. (b) ................................     5.25%       03/15/21          501,250
       550,000  Six Flags Entertainment Corp. (a).......................     5.25%       01/15/21          545,875
                                                                                                     -------------
                                                                                                         1,047,125
                                                                                                     -------------

                LEISURE PRODUCTS -- 0.8%
       798,000  Live Nation Entertainment, Inc. (a) (b).................     7.00%       09/01/20          869,820
                                                                                                     -------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.9%
     1,450,000  Immucor, Inc. (b).......................................    11.13%       08/15/19        1,636,688
       450,000  inVentiv Health, Inc. (a) (b)...........................     9.00%       01/15/18          474,750
                                                                                                     -------------
                                                                                                         2,111,438
                                                                                                     -------------

                MANAGED HEALTH CARE -- 0.4%
       100,000  Health Net, Inc. (b) ...................................     6.38%       06/01/17          109,250
       350,000  MPH Intermediate Holding Co. 2 (a) (c)..................     8.38%       08/01/18          361,813
                                                                                                     -------------
                                                                                                           471,063
                                                                                                     -------------

                MOVIES & ENTERTAINMENT -- 0.1%
       125,000  Cinemark USA, Inc. (b) .................................     4.88%       06/01/23          118,750
                                                                                                     -------------

                OFFICE REITS (REAL ESTATE INVESTMENTS TRUST) -- 0.3%
       375,000  DuPont Fabros Technology LP.............................     5.88%       09/15/21          390,937
                                                                                                     -------------

                OIL & GAS EQUIPMENT & SERVICES -- 0.3%
       300,000  Access Midstream Partners LP / ACMP Finance Corp. ......     5.88%       04/15/21          319,500
                                                                                                     -------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
       250,000  Antero Resources Finance Corp. (a)......................     5.38%       11/01/21          252,031
       250,000  Oasis Petroleum, Inc. (a)...............................     6.88%       03/15/22          266,250
       250,000  Whiting Petroleum Corp. ................................     5.75%       03/15/21          263,125
                                                                                                     -------------
                                                                                                           781,406
                                                                                                     -------------

                OIL & GAS REFINING & MARKETING -- 0.2%
       187,500  Murphy Oil USA, Inc. (a)................................     6.00%       08/15/23          187,969
                                                                                                     -------------

                OIL & GAS STORAGE & TRANSPORTATION -- 2.4%
       500,000  Atlas Pipeline Partners LP / Atlas Pipeline Finance
                   Corp. (b) ...........................................     6.63%       10/01/20          526,250
       625,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (a) (b)................................     6.13%       03/01/22          640,625
       750,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. ...............................................     6.50%       03/01/20          783,750
       250,000  Tesoro Logistics LP / Tesoro Logistics Finance
                   Corp. (a)............................................     5.88%       10/01/20          257,500
       425,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp. ...     6.13%       10/15/21          438,813
                                                                                                     -------------
                                                                                                         2,646,938
                                                                                                     -------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.9%
     1,000,000  First Data Corp. (a)....................................     8.25%       01/15/21        1,065,000
       500,000  Icahn Enterprises LP / Icahn Enterprises Finance
                   Corp. (a)............................................     3.50%       03/15/17          501,875


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------
CORPORATE BONDS (CONTINUED)

                OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$     500,000   Icahn Enterprises LP / Icahn Enterprises Finance
                   Corp. (a)............................................     6.00%       08/01/20    $     520,625
                                                                                                     -------------
                                                                                                         2,087,500
                                                                                                     -------------

                PACKAGED FOODS & MEATS -- 2.6%
     500,000    Darling International, Inc. (a).........................     5.38%       01/15/22          504,375
     500,000    Del Monte Corp. (b).....................................     7.63%       02/15/19          520,000
     500,000    JBS USA LLC / JBS USA Finance, Inc. (a).................     7.25%       06/01/21          521,250
     293,000    JBS USA LLC / JBS USA Finance, Inc. (a).................     7.25%       06/01/21          306,185
     500,000    Pinnacle Foods Finance LLC / Pinnacle Foods Finance
                   Corp. ...............................................     4.88%       05/01/21          475,000
     125,000    Post Holdings, Inc. (a).................................     6.75%       12/01/21          131,250
     406,000    Wells Enterprises, Inc. (a) (b).........................     6.75%       02/01/20          416,150
                                                                                                     -------------
                                                                                                         2,874,210
                                                                                                     -------------

                PAPER PACKAGING -- 1.4%
   1,500,000    Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu ......................     5.75%       10/15/20        1,541,250
                                                                                                     -------------

                PHARMACEUTICALS -- 3.5%
     200,000    Endo Finance Co. (a)....................................     5.75%       01/15/22          200,000
     500,000    Endo Health Solutions, Inc. ............................     7.00%       07/15/19          535,000
     500,000    Endo Health Solutions, Inc. (b) ........................     7.25%       01/15/22          535,000
     125,000    Forest Laboratories, Inc. (a)...........................     5.00%       12/15/21          124,687
     250,000    Healthcare Technology Intermediate, Inc. (a) (d)........     7.38%       09/01/18          259,688
   1,000,000    Par Pharmaceutical Cos., Inc. ..........................     7.38%       10/15/20        1,060,000
     500,000    Salix Pharmaceuticals Ltd. (a)..........................     6.00%       01/15/21          522,500
     575,000    Valeant Pharmaceuticals International (a) (b)...........     6.75%       08/15/21          616,688
                                                                                                     -------------
                                                                                                         3,853,563
                                                                                                     -------------

                RAILROADS -- 0.2%
     255,000    Watco Cos. LLC / Watco Finance Corp. (a)................     6.38%       04/01/23          253,725
                                                                                                     -------------

                REAL ESTATE OPERATING COMPANIES -- 0.3%
     260,000    ClubCorp Club Operations, Inc. (b) .....................    10.00%       12/01/18          289,250
                                                                                                     -------------

                RESTAURANTS -- 0.4%
     500,000    Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                   Rock International LLC (a)...........................     5.88%       05/15/21          495,000
                                                                                                     -------------

                SEMICONDUCTORS -- 0.9%
     625,000    Freescale Semiconductor, Inc. (a).......................     6.00%       01/15/22          651,562
     375,000    MagnaChip Semiconductor Corp. ..........................     6.63%       07/15/21          386,719
                                                                                                     -------------

                                                                                                         1,038,281
                                                                                                     -------------

                SPECIALIZED CONSUMER SERVICES -- 0.2%
     250,000    ARAMARK Corp. (a) (b)...................................     5.75%       03/15/20          260,625
                                                                                                     -------------

                SPECIALTY CHEMICALS -- 2.3%
     500,000    Chemtura Corp. (b) .....................................     5.75%       07/15/21          512,500
   1,450,000    Hexion US Finance Corp. (b) ............................     6.63%       04/15/20        1,511,625
     500,000    OMNOVA Solutions, Inc. .................................     7.88%       11/01/18          540,000
                                                                                                     -------------
                                                                                                         2,564,125
                                                                                                     -------------


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------
CORPORATE BONDS (CONTINUED)

                SYSTEMS SOFTWARE -- 0.4%
$   475,000     BMC Software Finance, Inc. (a) (b)......................     8.13%       07/15/21    $     492,812
                                                                                                     -------------

                TIRES & RUBBER -- 0.7%
250,000         Goodyear Tire & Rubber (The) Co. (b) ...................     8.25%       08/15/20          279,050
450,000         Goodyear Tire & Rubber (The) Co. (b)....................     6.50%       03/01/21          482,063
                                                                                                     -------------
                                                                                                           761,113
                                                                                                     -------------

                TRADING COMPANIES & DISTRIBUTORS -- 1.4%
     500,000    Ashtead Capital, Inc. (a) (b)...........................     6.50%       07/15/22          537,500
     850,000    United Rentals North America, Inc. (b) .................     7.63%       04/15/22          960,500
                                                                                                     -------------
                                                                                                         1,498,000
                                                                                                     -------------

                TRUCKING -- 0.6%
     375,000    Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b) ............................................     5.50%       04/01/23          363,750
     250,000    Hertz (The) Corp. ......................................     7.38%       01/15/21          273,125
                                                                                                     -------------
                                                                                                           636,875
                                                                                                     -------------

                WIRELESS TELECOMMUNICATION SERVICES -- 3.8%
     575,000    Frontier Communications Corp. (b) ......................     8.75%       04/15/22          630,344
     500,000    MetroPCS Wireless, Inc. (a).............................     6.63%       04/01/23          520,625
   1,250,000    Sprint Communications, Inc. ............................     7.00%       08/15/20        1,353,125
     500,000    Sprint Corp. (a)........................................     7.25%       09/15/21          540,625
     250,000    Sprint Corp. (a)........................................     7.88%       09/15/23          267,500
     800,000    Syniverse Holdings, Inc. ...............................     9.13%       01/15/19          877,000
                                                                                                     -------------
                                                                                                         4,189,219
                                                                                                     -------------

                TOTAL CORPORATE BONDS..............................................................     84,698,280
                (Cost $83,170,694)                                                                   -------------

FOREIGN CORPORATE BONDS -- 10.2%

                ALTERNATIVE CARRIERS -- 1.6%
       125,000  Intelsat Luxembourg SA (a)..............................     6.75%       06/01/18          133,438
     1,525,000  Intelsat Luxembourg SA (a)..............................     7.75%       06/01/21        1,641,281
                                                                                                     -------------
                                                                                                         1,774,719
                                                                                                     -------------

                AUTOMOBILE MANUFACTURERS -- 0.5%
       500,000  Jaguar Land Rover Automotive PLC (a) (b)................     5.63%       02/01/23          512,500
                                                                                                     -------------

                CABLE & SATELLITE -- 0.0%
        50,000  Cogeco Cable, Inc. (a)..................................     4.88%       05/01/20           49,187
                                                                                                     -------------

                DIVERSIFIED CHEMICALS -- 1.5%
       250,000  INEOS Finance PLC (a)...................................     8.38%       02/15/19          276,562
     1,417,000  INEOS Group Holdings SA (a).............................     6.13%       08/15/18        1,445,340
                                                                                                     -------------
                                                                                                         1,721,902
                                                                                                     -------------

                HEALTH CARE SUPPLIES -- 0.4%
       400,000  ConvaTec Healthcare E SA (a) (b)........................    10.50%       12/15/18          445,500
                                                                                                     -------------


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------
FOREIGN CORPORATE BONDS (CONTINUED)

                METAL & GLASS CONTAINERS -- 0.3%
$     126,000   Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a).............................................     6.25%       01/31/19    $     127,732
       176,471  Ardagh Packaging Finance PLC / Ardagh MP Holdings USA,
                   Inc. (a) (b).........................................     7.00%       11/15/20          179,559
                                                                                                     -------------
                                                                                                           307,291
                                                                                                     -------------

                MOVIES & ENTERTAINMENT -- 0.1%
     125,000    Nielsen Co. Luxembourg S.a.r.l. (The) (a)...............     5.50%       10/01/21          129,063
                                                                                                     -------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.5%
     500,000    Tullow Oil PLC (a)......................................     6.00%       11/01/20          513,750
                                                                                                     -------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
     500,000    Gibson Energy, Inc. (a).................................     6.75%       07/15/21          531,250
                                                                                                     -------------

                PAPER PACKAGING -- 1.3%
     350,000    Cascades, Inc. (b)......................................     7.75%       12/15/17          365,203
   1,000,000    Exopack Holdings SA (a).................................     7.88%       11/01/19        1,040,000
                                                                                                     -------------
                                                                                                         1,405,203
                                                                                                     -------------

                PHARMACEUTICALS -- 1.8%
   2,000,000    Capsugel SA (a) (b) (e).................................     7.00%       05/15/19        2,046,250
                                                                                                     -------------

                SECURITY & ALARM SERVICES -- 0.9%
   1,000,000    Garda World Security Corp. (a)..........................     7.25%       11/15/21        1,031,250
                                                                                                     -------------

                STEEL -- 0.5%
     500,000    FMG Resources August 2006 Pty Ltd. (a)..................     6.88%       02/01/18          526,875
                                                                                                     -------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
     350,000    SoftBank Corp. (a)......................................     4.50%       04/15/20          346,063
                                                                                                     -------------

                TOTAL FOREIGN CORPORATE BONDS......................................................     11,340,803
                (Cost $11,134,722)                                                                   -------------


  PRINCIPAL                                                                              STATED
    VALUE                                DESCRIPTION                       RATE (f)    MATURITY (g)      VALUE
--------------- --------------------------------------------------------  ----------  -------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 14.0%

                AEROSPACE & DEFENSE -- 0.1%
     147,959    Beechcraft Holdings LLC, Term Loan .....................     5.75%       02/14/20          148,329
                                                                                                     -------------

                APPLICATION SOFTWARE -- 0.2%
      90,765    Flexera Software LLC, Term Loan ........................     5.00%       03/13/19           91,219
      99,750    Triple Point Technology, Inc., Term Loan B .............     5.25%       07/10/20           91,271
                                                                                                     -------------
                                                                                                           182,490
                                                                                                     -------------

                BUILDING PRODUCTS -- 1.1%
   1,166,667    Quikrete Holdings, Inc., Intial Term Loan, Second
                   Lien ................................................     7.00%       03/26/21        1,196,802
                                                                                                     -------------


                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                                DESCRIPTION                       RATE (f)    MATURITY (g)      VALUE
--------------- --------------------------------------------------------  ----------  -------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CASINOS & GAMING -- 1.4%

$   1,000,000   Caesars Entertainment Operating Co., Inc., Term
                   Loan B ..............................................     7.00%       10/11/20    $   1,011,130
     399,194    Caesars Entertainment Operating Co., Inc., Term
                   Loan B6 .............................................     5.49%       01/28/18          383,558
     197,037    ROC Finance LLC, Term Loan B ...........................     5.00%       06/20/19          192,235
                                                                                                     -------------
                                                                                                         1,586,923
                                                                                                     -------------

                COMMUNICATIONS EQUIPMENT -- 0.8%
     872,180    Alcatel-Lucent USA, Inc., Term Loan C...................     4.50%       01/30/19          879,594
      50,000    Mitel Networks, Term Loan B ............................     5.25%       11/10/19           50,313
                                                                                                     -------------
                                                                                                           929,907
                                                                                                     -------------

                COMPUTER HARDWARE -- 0.3%
     278,129    Dell, Inc., Term Loan B ................................     4.50%       04/29/20          276,708
                                                                                                     -------------

                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.2%
     231,229    Navistar, Inc., Term Loan B ............................     5.75%       08/17/17          234,265
                                                                                                     -------------

                CONSUMER FINANCE -- 0.5%
     516,479    Walter Investment Management Corp., Tranche B Term
                   Loans ...............................................     4.75%       12/18/20          519,965
                                                                                                     -------------

                DIVERSIFIED SUPPORT SERVICES -- 0.2%
     250,000    Brickman Group Ltd., (The) LLC, Term Loan, Second
                   Lien ................................................     7.50%       12/31/21          254,687
                                                                                                     -------------

                ELECTRIC UTILITIES -- 0.1%
     100,000    Texas Competitive Electric Holdings Co., LLC,
                   Non-Extended Term Loan ..............................     3.74%       10/10/14           70,239
                                                                                                     -------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 1.1%
     208,729    EnergySolutions LLC, Term Loan .........................     7.25%       08/15/16          210,774
   1,000,000    WTG Holdings III Corp., Term Loan, Second Lien .........     8.50%       12/31/21        1,007,500
                                                                                                     -------------
                                                                                                         1,218,274
                                                                                                     -------------

                HEALTH CARE EQUIPMENT -- 0.1%
      97,500    Ikaria Acquisition, Inc., Term Loan B ..................     7.25%       07/03/18           97,683
                                                                                                     -------------

                HYPERMARKETS & SUPER CENTERS -- 1.9%
   2,061,594    BJ's Wholesale Club, Inc., Term Loan Replacement,
                   Second Lien .........................................     8.50%       03/26/20        2,119,154
                                                                                                     -------------

                INSURANCE BROKERS -- 0.1%
     100,000    Cooper Gay Swett & Crawford Ltd., Term Loan, Second
                   Lien ................................................     8.25%       10/16/20           95,750
                                                                                                     -------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.3%
     347,969    Avaya Inc., Term Loan B3 ...............................     4.74%       10/26/17          339,813
                                                                                                     -------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.4%
     500,000    inVentiv Health, Inc., Term Loan Consolidated ..........     7.50%       08/04/16          498,000
                                                                                                     -------------


Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                                DESCRIPTION                       RATE (f)    MATURITY (g)      VALUE
--------------- --------------------------------------------------------  ----------  -------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                METAL & GLASS CONTAINERS -- 0.6%
$      600,000  Filtration Group Corp., Initial Term Loan, Second
                   Lien ................................................     8.25%       11/22/21    $     615,000
                                                                                                     -------------

                MOVIES & ENTERTAINMENT -- 0.1%
       125,000  Lions Gate Entertainment Corp., Term Loan ..............     5.00%       07/19/20          124,375
                                                                                                     -------------

                PACKAGED FOODS & MEATS -- 2.4%
       580,878  Boulder Brands, Inc., Term Loan ........................     5.00%       07/09/20          583,538
     1,997,333  New HB Acquisition LLC, Term Loan B ....................     6.75%       04/09/20        2,072,233
                                                                                                     -------------
                                                                                                         2,655,771
                                                                                                     -------------

                PUBLISHING -- 0.1%
        89,250  McGraw-Hill Global Education Holdings LLC, Term
                   Loan B ..............................................     9.00%       03/22/19           90,826
                                                                                                     -------------

                RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
       100,000  Capital Automotive L.P., Term Loan, Second Lien ........     6.00%       04/30/20          103,375
                                                                                                     -------------

                SYSTEMS SOFTWARE -- 1.7%
       500,000  Applied Systems, Inc., Initial Term Loan, Second Lien ..     7.50%       01/24/22          511,250
     1,350,000  BMC Software Finance, Inc., Initial US Term Loan .......     5.00%       09/10/20        1,347,894
                                                                                                     -------------
                                                                                                         1,859,144
                                                                                                     -------------

                TRUCKING -- 0.1%
       148,875  SIRVA Worldwide, Inc., Term Loan .......................     7.50%       03/27/19          151,853
                                                                                                     -------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
        79,063  LTS Buyer LLC, Term Loan, Second Lien ..................     8.00%       04/12/21           80,545
                                                                                                     -------------

                TOTAL SENIOR FLOATING-RATE LOAN INTEREST.........................................       15,449,878
                (Cost $15,334,388)                                                                   -------------
                TOTAL INVESTMENTS -- 100.7%......................................................      111,488,961
                (Cost $109,639,804) (h)                                                              -------------

  PRINCIPAL                                                                 STATED       STATED
    VALUE                                DESCRIPTION                        COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  -------------

U.S. GOVERNMENT BONDS SOLD SHORT -- (13.7%)

$   (3,950,000) United States Treasury Note.............................     1.75%       05/15/23       (3,665,323)
   (11,400,000) United States Treasury Note.............................     2.75%       11/15/23      (11,483,722)
                                                                                                     -------------
                TOTAL U.S. GOVERNMENT BONDS SOLD SHORT.............................................    (15,149,045)
                (Proceeds $14,966,090)                                                               -------------
                NET OTHER ASSETS AND LIABILITIES -- 13.0%..........................................     14,372,671
                                                                                                     -------------
                NET ASSETS -- 100.0%...............................................................  $ 110,712,587
                                                                                                     =============


                See Notes to Quarterly Portfolio of Investments           Page 9

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

---------------------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2014, securities noted as such amounted to $40,691,813 or 36.8% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 8.375% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(d) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.375% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(e) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.000% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.

(f) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2014. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(g) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,087,232 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $238,075.



Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                  ASSETS TABLE
                                                                              LEVEL 2          LEVEL 3
                                              TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
                                            01/31/2014        PRICES          INPUTS            INPUTS
                                          ---------------   ------------   --------------   ---------------
Corporate Bonds*........................  $    84,698,280     $     --     $   84,698,280     $        --
Foreign Corporate Bonds*................       11,340,803           --         11,340,803              --
Senior Floating-Rate Loan Interest*.....       15,449,878           --         15,449,878              --
                                          ---------------   ------------   --------------   ---------------
Total Investments.......................  $   111,488,961     $     --     $  111,488,961     $        --
                                          ===============   ============   ==============   ===============


                                                       LIABILITIES TABLE

                                                                              LEVEL 2           LEVEL 3
                                               TOTAL          LEVEL 1       SIGNIFICANT       SIGNIFICANT
                                             VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                            01/31/2014         PRICES          INPUTS           INPUTS
                                          ---------------   ------------   --------------   ---------------
U.S. Government Bonds Sold Short....      $ (15,149,045)      $     --     $  (15,149,045)    $        --
                                          ===============   ============   ==============   ===============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.



                See Notes to Quarterly Portfolio of Investments          Page 11

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2014 (UNAUDITED)

                                1. ORGANIZATION


First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are currently offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker HYLS on The NASDAQ(R) Stock Market, LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Corporate bonds, Corporate notes, U.S. Government Securities, Mortgage-Backed Securities, Asset-Backed Securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,


(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2014 (UNAUDITED)

      Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; 8) the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2014 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investment.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2014
     -----------------

* Print the name and title of each signing officer under his or her signature.